Balances and transactions with related parties	12 Months Ended
Dec. 31, 2021
Balances and transactions with related parties

35.	Balances and transactions with related parties

The balances of transactions with Telecom Italia Group companies are as follows:

	Assets
	2021	2020

Telecom Italia Sparkle (i)	1,414	1,630
Gruppo Havas (vi)	83,613	-
TI Sparkle (iii)	5,084	1,915
TIM Brasil (vii)	23,069	6,129
Telecom Italia S.p.A. (ii)	1,502	370
I Systems (ix)	5,879	-
Other	674	674
Total	121,235	10,718

	Liabilities
	2021	2020

Telecom Italia S.p.A. (ii)	71,288	75,317
Telecom Italia Sparkle (i)	3,689	10,576
TI Sparkle (iii)	10,205	7,333
TIM Brasil (iv)	6,558	6,145
Vivendi Group (v)	1,238	1,150
Gruppo Havas (vi)	19,794	24,068
I Systems (viii)	31,596	-
Other	4,585	2,797

Total	148,953	127,386

	Revenue
	2021	2020	2019

Telecom Italia S.p.A. (ii)	1,112	1,197	775
Telecom Italia Sparkle (i)	353	2,994	5,371
TI Sparkle (iii)	3,347	4,059	2,052
I Systems (ix)	5,881	-	-
Total	10,693	8,250	8,198

	Cost / Expense
	2021	2020	2019

Telecom Italia S.p.A. (ii)	105,137	110,407	93,188
Telecom Italia Sparkle (i)	19,219	27,485	24,914
TI Sparkle (iii)	20,533	19,923	18,700
Vivendi Group (v)	1,271	1,207	1,386
Gruppo Havas (vi)	206,349	207,682	264,318
I Systems (viii)	31,596	-	-
Other	22,597	22,308	18,713
Total	406,702	389,012	421,219

(i)	amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	The amounts refer to international roaming, technical assistance and value added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the company’s net revenue, with payment made on a quarterly basis.

(iii)	Values refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Mainly refer to judicial deposits made on account of labor causes and transfers of employees.

(v)	the values refer to Value Added Services-VAS.

(vi)	From the values described above, in the result, they refer to advertising services, of which, R$ 143,439 (R$ 195,117 on December 31, 2020), are related to media transfers.

(vii)	Refer to judicial deposits made on account of labor claims.

(viii)	The amounts refer to fiber infrastructure services.

(ix)	The amounts are related to services provided by TIM S.A., mainly related to network operation and maintenance in the scope of Transition Service Agreement, signed when closing the transaction.

The company has social investment actions that include donations, projects developed by the Tim Institute and sponsorships. On December 31, 2021, the Company invested R$ 9,147 (R$ 4,829 on December 31, 2020).

Balances on equity accounts are recorded in the groups: trade accounts receivable, prepaid expenses, suppliers and other current assets and liabilities.